Document and Entity Information	3 Months Ended
	Mar. 31, 2013	May 10, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Ocean Electric Inc.
Entity Central Index Key	0001358099
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	POS AM
Document Period End Date	Mar. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		55,800,000